Note 6 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	Year ended December 31,
	2020	2019

Transaction costs (note 4)	$16,169	$5,725
Contingent consideration fair value adjustments	23,393	10,849
Contingent consideration compensation expense	6,286	11,958
	$45,848	$28,532